Employee benefits - Schedule of defined-benefit obligations by type of benefit plan (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Defined-benefit obligations	€ 17,240	€ 17,972	€ 15,128
Defined-benefit plans
Employee benefits
Defined-benefit obligations	12,838	13,596
Italy | Defined-benefit plans
Employee benefits
Defined-benefit obligations	2,081	2,290	2,361
Austria
Employee benefits
Defined-benefit obligations	10,757	11,306
Austria | Defined-benefit plans
Employee benefits
Defined-benefit obligations	10,757	11,306	€ 10,182
Italian leaving indemnities | Italy | Defined-benefit plans
Employee benefits
Defined-benefit obligations	2,081	2,290
Severance payments | Austria | Defined-benefit plans
Employee benefits
Defined-benefit obligations	6,375	6,723
Pension liability | Austria | Defined-benefit plans
Employee benefits
Defined-benefit obligations	€ 4,382	€ 4,583